Taxes, Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2017
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Taxes, Income Tax and Social Contribution
20.	TAXES, INCOME TAX AND SOCIAL CONTRIBUTION

a)	Taxes payable

	2017	2016
Current
ICMS (I)	497	502
Cofins	126	128
Pasep	27	28
Social security contributions	20	25
Others	35	111

	705	794
Non-current
Cofins (II)	24	595
Pasep (II)	4	129

	28	724

	733	1,518

Amounts to be restituted to customers
Non-current
Pasep and Cofins (II)	1,087	—

	1,087	—

(I)	The Tax Anmesty Program (PRCT).

In 2017 the subsidiaries Cemig D and Cemig GT joined the terms of the Minas Gerais State Tax Anmesty Program (Plano de Regularização de Créditos Tributários, or PRCT), for payment of ICMS through installments, updated and net of the reductions of penalty payments and interest as specified in State Law 22,549, and subsequent decrees that specified the conditions for payment of tax debits by installments.

The main tax issues that led to the decision of Cemig D to subscribe to the PRCT relate to ICMS on the CDE subvention in the period January 2013 to October 2016, and also to the classification of residential condominiums in the commercial category, which has a different ICMS rate, generating disagreement with the tax authority on interpretation, over the period 2013 to 2015. The amount included in the PRCT for Cemig D, in the amount of R$ 558, net of the reduction in interest and penalty payments by 90%, will be paid in 6 (six) installments, adjusted at a 50% of the Selic rate.

As of December 31, 2017 Cemig D had settled 3 (three) installments in the amount of R$ 282, with a balance of R$ 283 to be settled by March 2018.

The tax issue that led to Cemig GT adopting the PRCT relates to payment of ICMS on transfer of power supply received from a Consortium, where there was a difference in understanding between the Company and the tax authority in relation to the moment of payment. The amount of R$ 30, net of the 95% reduction in interest and penalties, was settled on October 31, 2017.

The total effects of acceptance of the PRCT, in the total amount of R$ 595, were recognized in the Statement of income for the year ended December 31, 2017.

Additionally, on December 31, 2017 The Company had a balance of ICMS payable, of R$ 214, arising from their operations.

(II)	On December 31, 2016 the long-term obligations for the Pasep and Cofins included the amounts relating to the Court challenge of the constitutionality of inclusion of the amount of ICMS tax within the base amount on which these contributions are calculated. The subsidiaries Cemig D and Cemig GT obtain interim relief from the Court allowing them not to make the payment and authorizing payment of the deposits into court (starting in 2008), and maintained this procedure until August 2011. After that date, while continuing to challenge the basis of the calculation in court, it opted to pay the taxes monthly.

In October 2017, the Federal Supreme Court (STF) published its Joint Judgment on the Extraordinary Appeal, on the basis of setting a global precedent, in favor of the argument of the subsidiaries. Based on the opinion of its legal advisers, the subsidiaries adopted the following procedures:

•	Cemig GT reversed the provision in the amount of R$ 101, with effect on Net income for 2017, recording the reversal as a deductions of revenue.

•	Cemig D wrote down the liabilities relating to these contributions, constituting a liability to its customers in the amount of R$ 1,087, which is of an equivalent level to the updated amount of the escrow deposits already made which total R$ 1,110, net of the Pasep and Cofins incident on its revenue from updating, in the amount of R$ 23. This liability was recorded considering that the subsidiary passes to its Customers the tax effects incident upon its electricity bill, maintaining the neutrality of tariffs. The restitution to Customers will depend upon the court escrow deposit being lifted and a decision by Aneel on the mechanisms to be adopted. The net effect arising from the postings in question on the net income for the year, was null.

Income and Social Contribution

	2017	2016
Current
Income	88	19
Social contribution	27	8

	115	27